Noninterest Income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Summary of Noninterest Income

The Company has included the following table regarding the Company’s noninterest income for the periods presented.

	For the three months		For the six months
	ended June 30,		ended June 30,
(In thousands)	2020	2019	2020	2019
Service fees
Insufficient funds fees	$148	$272	$423	$480
Deposit related fees	117	53	172	105
ATM fees	38	23	64	45
Total service fees	303	348	659	630
Fee Income
Insurance commissions	184	216	519	451
Investment services revenue	81	97	149	145
ATM fees surcharge	56	59	109	105
Banking house rents collected	71	33	142	68
Total fee income	392	405	919	769
Card income
Debit card interchange fees	205	187	368	331
Merchant card fees	15	22	31	38
Total card income	220	209	399	369
Mortgage fee income and realized gain on sale of loans and foreclosed real estate
Loan servicing fees	79	60	128	87
Net gain on sales of loans and foreclosed real estate	97	13	769	5
Total mortgage fee income and realized gain on sale of loans and foreclosed real estate	176	73	897	92
Total	1,091	1,035	2,874	1,860
Earnings and gain on bank owned life insurance	106	101	222	222
Net gains on sales and redemptions of investment securities	1,023	32	1,049	111
(Losses)/gains on marketable equity securities	(722)	16	(916)	57
Other miscellaneous income	33	35	50	62
Total noninterest income	$1,531	$1,219	$3,279	$2,312

The Company has included the following table regarding the Company’s noninterest income for the periods presented.

	Years Ended December 31,
(In thousands)	2019	2018
Service fees
Insufficient funds fees	$1,122	$852
Deposit related fees	179	202
ATM fees	90	94
Total service fees	1,391	1,148
Fee Income
Insurance commissions	828	831
Investment services revenue	267	288
ATM fees surcharge	226	232
Banking house rents collected	195	134
Total fee income	1,516	1,485
Card income
Debit card interchange fees	657	576
Merchant card fees	80	72
Total card income	737	648
Mortgage fee income and realized gain on sale of loans and foreclosed real estate
Loan servicing fees	211	170
Net gains on sales of loans and foreclosed real estate	64	50
Total mortgage fee income and realized gain on sale of loans and foreclosed real estate	275	220
Total	3,919	3,501
Earnings and gain on bank owned life insurance	462	427
Net gains (losses) on sales and redemptions of investment securities	329	(182)
Gains (losses) on marketable equity securities	81	(62)
Other miscellaneous income	126	151
Total noninterest income	$4,917	$3,835